Earnings per share of QTS Realty Trust, Inc.	12 Months Ended
Dec. 31, 2014
Earnings per share [Line Items]
Earnings per share of QTS Realty Trust, Inc.

12. Earnings per share of QTS Realty Trust, Inc.

Basic income (loss) per share is calculated by dividing the net income (loss) attributable to common shares by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share adjusts basic income (loss) per share for the effects of potentially dilutive common shares, if the effect is not antidilutive.

(in thousands, except per share data)	Year Ended December 31, 2014	For the period October 15, 2013 through December 31, 2013
Net income available to common stockholders	$15,072	$3,154
Weighted average shares outstanding – basic	29,055	28,973
Net income per share – basic	$0.52	$0.11
Net income	$19,103	$4,002
Weighted average shares outstanding – diluted(1)	37,134	36,794
Net income per share – diluted	$0.51	$0.11

(1)
Includes 7,770 Class A and Class RS units, 195 “in the money” value of Class O units on an “as if” converted basis and 114 “in the money” value options to purchase shares of Class A common stock on an “as if” converted basis as of the year ended December 31, 2014. As of the year ended December 31, 2013, this amount includes 7,797 Class A and Class RS units and 24 “in the money” value of Class O units on as “as if” converted basis.

Qualitytech, LP [Member]
Earnings per share [Line Items]
Earnings per share of QTS Realty Trust, Inc.

12. Earnings per share of QTS Realty Trust, Inc.

Basic income (loss) per share is calculated by dividing the net income (loss) attributable to common shares by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share adjusts basic income (loss) per share for the effects of potentially dilutive common shares, if the effect is not antidilutive.

(in thousands, except per share data)	Year Ended December 31, 2014	For the period October 15, 2013 through December 31, 2013
Net income available to common stockholders	$15,072	$3,154
Weighted average shares outstanding – basic	29,055	28,973
Net income per share – basic	$0.52	$0.11
Net income	$19,103	$4,002
Weighted average shares outstanding – diluted(1)	37,134	36,794
Net income per share – diluted	$0.51	$0.11

(1)
Includes 7,770 Class A and Class RS units, 195 “in the money” value of Class O units on an “as if” converted basis and 114 “in the money” value options to purchase shares of Class A common stock on an “as if” converted basis as of the year ended December 31, 2014. As of the year ended December 31, 2013, this amount includes 7,797 Class A and Class RS units and 24 “in the money” value of Class O units on as “as if” converted basis.